SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Total assets	$ 279,063	$ 366,967
Current liabilities:
Accounts payable-intercompany	29,769	24,953
Total current liabilities	129,414	164,550
Total liabilities	163,734	216,587
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,314 and 45,444 shares issued at December 31, 2014 and December 31, 2013, respectively; 38,148 and 39,778 shares outstanding at December 31, 2014 and December 31, 2013, respectively (Note 1)	122	151
Additional paid-in capital	1,258,182	1,280,810
Treasury stock, at cost:166 and 5,666 shares at December 31, 2014 and December 31, 2013, respectively	(443)	(20,421)
Accumulated deficit	(1,206,286)	(1,176,022)
Accumulated other comprehensive income	63,754	65,862
Total shareholders' equity	115,329	150,380
Total liabilities and equity	279,063	366,967
UTSTARCOM HOLDINGS CORP [Member]
ASSETS
Investment in affiliated companies	121,863	177,710
Total assets	121,863	177,710
Current liabilities:
Accounts payable-intercompany	6,534	27,330
Total current liabilities	6,534	27,330
Total liabilities	6,534	27,330
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,314 and 45,444 shares issued at December 31, 2014 and December 31, 2013, respectively; 38,148 and 39,778 shares outstanding at December 31, 2014 and December 31, 2013, respectively (Note 1)	122	151
Additional paid-in capital	1,258,182	1,280,810
Treasury stock, at cost:166 and 5,666 shares at December 31, 2014 and December 31, 2013, respectively	(443)	(20,421)
Accumulated deficit	(1,206,286)	(1,176,022)
Accumulated other comprehensive income	63,754	65,862
Total shareholders' equity	115,329	150,380
Total liabilities and equity	$ 121,863	$ 177,710